Schedule of Property and Equipment, Net (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cost		$ 487	$ 529
Less - accumulated depreciation		(311)	(279)
Property and equipment, net	$ 158	176	250
Computers [Member]
Cost		60	68
Furniture And Equipment [Member]
Cost		16	33
Laboratory Equipment [Member]
Cost		397	400
Website Development [Member]
Cost		14	14
Leasehold Improvements [Member]
Cost			$ 14